Other income (expense) (Other income (expense)) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Other Income Expense [Abstract]
Foreign exchange gains (losses)	$ 74,132	$ 446
Government assistance	0	21,209
Bargain purchase gain [note 6]	22,802	0
Other	0	(302)
Total other income (expense)	$ 96,934	$ 21,353